Unaudited Condensed Consolidated Statement of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Consolidated Statements of Comprehensive Income/ (loss)
Net loss	$ (12,432)	$ (117,107)
Other comprehensive income:
Reclassification of realized losses associated with capitalized interest to the Unaudited Interim Condensed Consolidated Statement of Operations, net	277	276
Actuarial gains	491	3,668
Total other comprehensive income	768	3,944
Total comprehensive loss	(11,664)	(113,163)
Less: comprehensive income attributable to non-controlling interests	(28,064)	(19,229)
Comprehensive loss attributable to DryShips Inc.	$ (39,728)	$ (132,392)